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September 19, 2025	Deborah Bielicke Eades Shareholder +1 312 609 7661 deades@vedderprice.com

Securities and Exchange Commission 100 F Street NE Washington, D.C. 20549

Re:	Tortoise Capital Series Trust (the “Registrant”)
Post-Effective Amendment No. 19 under the Securities Act of 1933 and Amendment No. 21 under the Investment Company Act of 1940
Registration Nos. 333-281744 and 811-23997

To the Commission:

On behalf of the Registrant, we are transmitting electronically for filing pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), the Registrant’s Post-Effective Amendment No. 19 to its Registration Statement on Form N-1A (Amendment No. 21 under the 1940 Act) (the “Amendment”). The Amendment is being filed for the purpose of registering an unlimited number of shares of beneficial interest of a newly established series of the Registrant, Tortoise MLP ETF. The Registrant intends for this Amendment to become effective on December 3, 2025.

Please contact the undersigned at (312) 609-7661 or Jacob C. Tiedt at (312) 609-7697 if you have any questions.

Very truly yours,

/s/ Deborah Bielicke Eades
Deborah Bielicke Eades

222 North LaSalle Street | Chicago, Illinois 60601 | T +1 312 609 7500 | F +1 312 609 5005

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